INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions		(5.30%)	76.70%	7.80%
Research and development bonus deduction		1.40%	(34.70%)	(3.20%)
Non-deductible selling, general and administrative expenses
Non-deductible expenses		(1.40%)	62.70%	1.70%
Tax holiday		(0.00%)	(0.00%)
Withholding tax		(4.3)
Actual income tax expense		0.80%	100.60%	11.10%
ANTE [Member]
Non-deductible selling, general and administrative expenses
Preferential tax rates		(0.30%)	(199.90%)	(23.70%)
HK [Member]
Non-deductible selling, general and administrative expenses
Change in valuation allowance		(14.30%)	170.80%	3.50%